ORGANIZATION, AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	9 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2018	Mar. 21, 2018
Cash balance insured by FDIC per financial institution	$ 250,000		$ 250,000
Advertising	$ 900	$ 900
Cleartronic Inc [Member]
Dividend declared per share				$ 0.075
Cleartronic Inc [Member] | Series C Preferred Stock [Member]
Dividend declared per share				0.375
Cleartronic Inc [Member] | Series D Convertible Preferred stock [Member]
Dividend declared per share				$ 0.375